Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Health Care Index ETF	Nov. 29, 2022
Fidelity MSCI Health Care Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	20.37%
Past 5 years	17.67%
Since Inception	14.86%
Fidelity MSCI Health Care Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.01%
Past 5 years	17.23%
Since Inception	14.44%
Fidelity MSCI Health Care Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.28%
Past 5 years	14.24%
Since Inception	12.26%
IXWN0
Average Annual Return:
Past 1 year	20.47%
Past 5 years	17.79%
Since Inception	14.99%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.26%	[1]

[1]	A From October 21, 2013